UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5970

Cash Account Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 04/30

Date of reporting period: 01/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of January 31, 2006 (Unaudited)

Cash Account Trust-Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)

Agencies Not Backed by the Full Faith and Credit of the US Government 16.6%
Federal Home Loan Bank:
2.5%, 3/15/2006	10,000,000	9,983,162
3.20% **, 2/28/2006	6,000,000	5,999,734
3.25%, 7/21/2006	32,700,000	32,589,382
4.18% *, 6/2/2006	35,000,000	34,992,462
4.26% *, 8/21/2006	100,000,000	99,967,207
Federal Home Loan Mortgage Corp.:
3.83%, 6/20/2006	58,000,000	58,000,000
4.7%, 1/12/2007	20,000,000	20,000,000
4.83%, 1/26/2007	25,000,000	25,000,000
Federal National Mortgage Association:
3.15%, 2/8/2006	10,000,000	9,999,157
4.03%, 7/21/2006	20,000,000	20,000,000
4.21% *, 9/7/2006	80,000,000	79,964,477

Total Agencies Not Backed by the Full Faith and Credit of the US Government (Cost $396,495,581)		396,495,581
Agencies Backed by the Full Faith and Credit of the US Government 2.3%
Hainan Airlines:
Series 2000-1, 4.491% *, 12/15/2007	15,612,258	15,612,258
Series 2000-2, 4.491% *, 12/15/2007	18,885,355	18,885,355
Series 2000-3, 4.491% *, 12/15/2007	19,261,968	19,261,968

Total Agencies Backed by the Full Faith and Credit of the US Government (Cost $53,759,581)		53,759,581
Repurchase Agreements 92.0%
Banc of America Securities LLC, 4.31%, dated 12/16/2005, to be repurchased at $335,073,110 on 2/6/2006 (a)	333,000,000	333,000,000
Bear Stearns & Co., Inc., 4.47%, dated 1/31/2006, to be repurchased at $130,016,142 on 2/1/2006 (b)	130,000,000	130,000,000
BNP Paribas, 4.46%, dated 1/31/2006, to be repurchased at $222,027,503 on 2/1/2006 (c)	222,000,000	222,000,000
Credit Suisse First Boston LLC, 4.54%, dated 1/31/2006, to be repurchased at $241,876,533 on 4/3/2006 (d)	240,000,000	240,000,000
Greenwich Capital Markets, Inc., 4.46%, dated 1/31/2006, to be repurchased at $235,029,114 on 2/1/2006 (e)	235,000,000	235,000,000
JPMorgan Securities, Inc., 4.44%, dated 1/31/2006, to be repurchased at $13,001,603 on 2/1/2006 (f)	13,000,000	13,000,000
Merrill Lynch & Co., Inc., 4.25%, dated 11/10/2005, to be repurchased at $288,196,354 on 2/13/2006 (g)	285,000,000	285,000,000
Morgan Stanley & Co., Inc., 4.45%, dated 1/31/2006, to be repurchased at $541,066,874 on 2/1/2006 (h)	541,000,000	541,000,000
State Street Bank and Trust Co., 4.19%, dated 1/31/2006, to be repurchased at $509,059 on 2/1/2006 (i)	509,000	509,000
The Goldman Sachs Co., Inc., 4.54%, dated 1/31/2006, to be repurchased at $201,563,778 on 4/3/2006 (j)	200,000,000	200,000,000

Total Repurchase Agreements (Cost $2,199,509,000)		2,199,509,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 2,649,764,162)	110.9	2,649,764,162
Other Assets and Liabilities, Net	(10.9)	(259,932,146)

Net Assets	100.0	2,389,832,016

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2006.

**	Annualized yield at time of purchase; not a coupon rate.
(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
258,665,024	Federal National Mortgage Association	3.94-7.5	6/1/2013-2/1/2036	260,249,275
80,338,209	Federal Home Loan Mortgage Corp.	4.5-6.5	12/1/2008-2/1/2036	79,410,725
Total Collateral Value			339,660,000

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
45,044,887	Federal National Mortgage Association	4.5-7.5	12/25/2015-1/25/2048	43,380,604
7,673,140	Federal National Mortgage Association, Interest Only	5.0	4/25/2035	1,992,070
57,184,704	Federal Home Loan Mortgage Corp.	4.5-5.5	12/15/2017-9/15/2035	55,180,964
32,297,294	Government National Mortgage Association	5.0-5.5	2/16/2023-9/16/2038	32,046,670
Total Collateral Value			132,600,308

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
176,023,363	Federal National Mortgage Association	3.67-6.65	11/1/2018/-2/1/2036	141,657,150
62,646,012*	Federal National Mortgage Association	6.5-7.0	6/1/2032-7/1/2032	6,827,745
50,749,817	Federal Home Loan Mortgage Corp.	3.89-5.73	6/1/2028-1/1/2036	52,890,185
19,317,426	Government National Mortgage Association	3.75-5.13	3/20/2029-2/20/2034	25,064,920
Total Collateral Value			226,440,000

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
203,140,556	Federal National Mortgage Association	4.78-6.17	6/1/2032-2/1/2036	160,489,560
84,628,870	Federal Home Loan Mortgage Corp.	3.53-5.17	3/1/2034-4/1/2035	84,312,005
Total Collateral Value			244,801,565

(e)	Collateralized by $245,698,555 Federal Home Loan Mortgage Corp., with various coupon rates 5.0-5.5% with various maturity dates of 3/15/2025-12/15/2034 with a value of $239,701,443.
(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,780,000	Federal National Mortgage Association	4.5-4.72	8/25/2012-1/25/2036	1,605,396
1,942,396	Federal Home Loan Mortgage Corp.	4.5-5.5	6/15/2018-7/15/2032	1,881,454
10,297,766	Government National Mortgage Association	2.712-6.759	5/16/2015-12/16/2045	9,773,653
Total Collateral Value			13,260,503

(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
52,377,728	Federal National Mortgage Association	4.93-5.78	1/25/2032-9/25/2032	53,531,602
242,131,933	Federal Home Loan Mortgage Corp.	3.75-8.0	12/15/2014-10/15/2033	237,169,959
Total Collateral Value			290,701,561

(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
402,869,634	Federal National Mortgage Association	4.0-7.0	1/1/2017-10/1/2042	403,914,695
12,247,019*	Federal National Mortgage Association	9.5	9/1/2016	10,993,871
128,665,934	Federal Home Loan Mortgage Corp.	4.5-6.5	5/1/2017-9/1/2035	136,719,071
Total Collateral Value			551,627,637

* Principal amount is shown at original face.
(i)	Collateralized by $525,000 Federal National Mortgage Association, 3.125%, maturing on 7/15/2006 with a value of $521,828.
(j)	Collateralized by $204,601,865 Federal National Mortgage Association, 6.66%, maturing on 8/1/2035 with a value of $204,000,000.

Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk on the pool of underlying mortgages.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Government & Agency Securities Portfolio, a series of Cash Account Trust

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Government & Agency Securities Portfolio, a series of Cash Account Trust

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2006